Income Taxes - Schedule of Tax Holidays Effect on Income Taxes Provision and Net Income (Loss) per Share (Detail) (CNY)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax holiday effect	(1,871,138)
Basic net income (loss) per share effect	(0.01)
Diluted net income (loss) per share effect	(0.01)